Trade Payables and Accrued Liabilities (Tables)	3 Months Ended
Mar. 31, 2021
Trade and other current payables [abstract]
Summary of Trade Payables and Accrued Liabilities
(All amounts in table are expressed in thousands of Canadian dollars)	March 31, 2021	December 31, 2020
Trade payables	400	290
Amounts due to related parties (Note 9)	104	28
Accrued liabilities	23	44
	527	362